SCHEDULE OF LINE OF CREDIT WITH RELATED PARTY (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Apr. 04, 2019
Defined Benefit Plan Disclosure [Line Items]
Line of credit to related party	$ 1,478,151	$ 1,495,151
Total	1,478,151	1,495,151
Kona Gold L L C [Member]
Defined Benefit Plan Disclosure [Line Items]
Line of credit maturity			Apr. 04, 2023
Related Party One [Member]
Defined Benefit Plan Disclosure [Line Items]
Line of credit to related party	1,352,651	1,369,651
Total	1,352,651	1,369,651
Related Party Two [Member]
Defined Benefit Plan Disclosure [Line Items]
Line of credit to related party	125,500	125,500
Total	$ 125,500	$ 125,500